INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2021
INCOME TAX
Schedule of income tax provision

	June 30,
	2021	2020
Federal
Current	$—	$—
Deferred	(117,904)	(210)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	117,904	210
Income tax provision	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	June 30,
	2021	2020

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(21.0)%	(21.0)%
Income tax provision	0.0%	0.0%

Summary of significant components of the Company's deferred tax assets

	June 30,
	2021	2020

Deferred tax asset
Net operating loss carryforward	$6,802	$210
Startup/Organization Expenses	111,312	—
Total deferred tax asset	118,114	210
Valuation allowance	(118,114)	(210)
Deferred tax asset, net of allowance	$—	$—